INCOME TAXES (Tables) (10-K)	12 Months Ended
Dec. 31, 2012
INCOME TAXES [Abstract]
Schedule of Deferred Tax Assets and Liabilities
Deferred tax assets (liabilities) are comprised of the following (in thousands):

	As of December 31,
	2012	2011
United States
Net operating loss carryforwards	$41,374	$42,008
Gain on sale of membership interests in Nutra SA	374	374
Stock options and warrants	1,144	3,000
Intangible assets	960	577
Property	5,651	4,372
Capitalized expenses	715	1,217
Convertible debt	(399)	-
Other	86	283
Deferred tax assets	49,905	51,831
Less: Valuation allowance	(49,905)	(51,831)
Net deferred tax asset	-	-
Brazil
Intangible assets	(490)	(904)
Property	(2,165)	(2,927)
Net operating loss carryforwards	960	14
Other	255	209
Net deferred tax liability	(1,440)	(3,608)
	$(1,440)	$(3,608)

Deferred tax asset - current	$234	$159
Deferred tax liability - long-term	(1,674)	(3,767)
	$(1,440)	$(3,608)

Income (Loss) from Continuing Operations before Income Taxes	Loss before income taxes is comprised of the following (in thousands):
	2012	2011

Foreign	$(5,051)	$(2,277)
Domestic	(8,020)	(8,943)
Loss before income taxes	$(13,071)	$(11,220)

Schedule of Effective Income Tax Rate Reconciliation
Reconciliations between the amount computed by applying the U.S. federal statutory tax rate (34%) to loss before income taxes, and income tax benefit follows (in thousands):

	2012	2011

Income tax benefit at federal statutory rate	$(4,444)	$(3,815)
Increase (decrease) resulting from:
State tax benefit, net of federal tax effect	(251)	(347)
Change in valuation allowance	(1,926)	1,313
Adjustment to U.S. net operating losses	-	1,694
Adjustment to capitalized costs deferred balances	443	-
Adjustment to stock option compensation deferred balances	1,602	-
Reduction in deferred balances for forfeited, expired or cancelled options	602	-
Expiration of U.S. net operating losses	1,460	115
Nontaxable fair value adjustment	(1,843)	(113)
Nondeductible convertible debt issuance expenses	2,285	-
Impact of state rate changes	-	437
Nondeductible expenses	10	18
Foreign taxes	6	(6)
Adjustments to Brazil deferred balances	(222)	429
Adjustments to U.S. deferred balances	343	(70)
Income tax benefit	$(1,935)	$(345)